COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

		Shares/Units	Value
COMMON STOCK	99.1%
AUSTRALIA	3.2%
ENVIRONMENTAL SERVICES	1.1%
Cleanaway Waste Management Ltd.		4,772,046	$9,699,515

RAILWAYS	0.5%
Aurizon Holdings Ltd.		1,852,053	4,519,873

TOLL ROADS	1.6%
Transurban Group(a)		1,482,537	13,457,622

TOTAL AUSTRALIA			27,677,010

BRAZIL	2.7%
ELECTRIC	1.0%
Cia Paranaense de Energia—Copel		3,204,139	5,405,224
Equatorial Energia SA		583,983	3,483,938
Equatorial Energia SA(b)		38,470	229,787

			9,118,949

MARINE PORTS	1.7%
Santos Brasil Participacoes SA		5,410,085	14,658,086

TOTAL BRAZIL			23,777,035

CANADA	9.6%
MIDSTREAM	7.3%
Pembina Pipeline Corp.		583,712	24,061,477
TC Energy Corp.		835,983	39,739,249

			63,800,726

RAILWAYS	2.3%
Canadian National Railway Co.		168,888	19,776,548

TOTAL CANADA			83,577,274

CHINA	1.5%
GAS DISTRIBUTION	1.3%
ENN Energy Holdings Ltd., (H Shares)		1,511,800	11,678,073

TOLL ROADS	0.2%
Zhejiang Expressway Co. Ltd., (H Shares)		2,457,368	1,719,622

TOTAL CHINA			13,397,695

FRANCE	0.3%
TOLL ROADS
Vinci SA		20,353	2,377,740

GERMANY	1.7%
AIRPORT	0.7%
Fraport AG Frankfurt Airport Services Worldwide(b)		102,361	5,702,852

ELECTRIC	1.0%
E.ON SE		587,974	8,740,886

TOTAL GERMANY			14,443,738

HONG KONG	1.0%
ELECTRIC
CLP Holdings Ltd.		966,000	8,555,491

INDIA	2.9%
ELECTRIC	1.4%
NTPC Ltd.		2,422,952	12,808,493

MARINE PORTS	1.5%
Adani Ports & Special Economic Zone Ltd.		479,439	8,277,923

		Shares/Units	Value
JSW Infrastructure Ltd.		1,114,899	$4,592,570

			12,870,493

TOTAL INDIA			25,678,986

ITALY	0.9%
GAS DISTRIBUTION
Italgas SpA		443,869	2,682,922
Snam SpA		1,023,186	5,206,181

			7,889,103

JAPAN	3.1%
ELECTRIC	1.2%
Chubu Electric Power Co., Inc.		267,900	3,133,344
Kansai Electric Power Co., Inc.		483,100	7,966,234

			11,099,578

GAS DISTRIBUTION	1.0%
Tokyo Gas Co. Ltd.		368,500	8,555,815

RAILWAYS	0.9%
East Japan Railway Co.		390,500	7,739,358

TOTAL JAPAN			27,394,751

LUXEMBOURG	0.5%
COMMUNICATIONS
SES SA		814,040	4,075,854

MALAYSIA	0.8%
ELECTRIC
Tenaga Nasional Bhd.		2,054,100	7,193,211

MEXICO	2.3%
AIRPORT
Grupo Aeroportuario del Sureste SAB de CV, Class B		713,699	20,168,068

NETHERLANDS	0.7%
MARINE PORTS
Koninklijke Vopak NV		128,149	5,945,610

NEW ZEALAND	0.3%
AIRPORT
Auckland International Airport Ltd.		484,418	2,298,899

PHILIPPINES	1.9%
MARINE PORTS
International Container Terminal Services, Inc.		2,341,030	16,877,557

SPAIN	3.0%
AIRPORT	1.3%
Aena SME SA(c)		51,288	11,281,223

COMMUNICATIONS	1.7%
Cellnex Telecom SA(c)		366,930	14,879,757

TOTAL SPAIN			26,160,980

THAILAND	1.9%
AIRPORT
Airports of Thailand PCL		8,504,100	16,914,378

UNITED KINGDOM	2.8%
ELECTRIC
National Grid PLC		1,775,401	24,448,315

		Shares/Units	Value
UNITED STATES	58.0%
COMMUNICATIONS	7.8%
American Tower Corp.		173,358	$40,316,137
Crown Castle, Inc.		187,041	22,188,674
SBA Communications Corp., Class A		23,496	5,655,487

			68,160,298

ELECTRIC	31.3%
Alliant Energy Corp.		212,576	12,901,238
Ameren Corp.		149,027	13,033,901
CenterPoint Energy, Inc.		152,402	4,483,667
Dominion Energy, Inc.		149,365	8,631,803
Duke Energy Corp.		325,004	37,472,961
Edison International		182,117	15,860,570
Evergy, Inc.		285,058	17,676,447
Eversource Energy		282,577	19,229,365
Exelon Corp.		522,385	21,182,712
NextEra Energy, Inc.		591,417	49,992,479
PG&E Corp.		1,321,142	26,118,977
PPL Corp.		485,015	16,044,296
Public Service Enterprise Group, Inc.		340,998	30,420,432

			273,048,848

GAS DISTRIBUTION	6.0%
Atmos Energy Corp.		161,962	22,465,749
NiSource, Inc.(d)		873,125	30,253,781

			52,719,530

MIDSTREAM	5.8%
Cheniere Energy, Inc.		69,999	12,588,620
Targa Resources Corp.		103,961	15,387,267
Williams Cos., Inc.		501,221	22,880,739

			50,856,626

RAILWAYS	7.1%
CSX Corp.		742,561	25,640,631
Norfolk Southern Corp.		39,330	9,773,505
Union Pacific Corp.		105,745	26,064,028

			61,478,164

TOTAL UNITED STATES			506,263,466

TOTAL COMMON STOCK (Identified cost—$685,220,378)			865,115,161

SHORT-TERM INVESTMENTS	0.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.95%(e)		6,489,885	6,489,885

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$6,489,885)			6,489,885

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$691,710,263)	99.9%		871,605,046

		Value
WRITTEN OPTION CONTRACTS (Premiums received—$31,644)	(0.0)	$(19,404)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	1,047,710

NET ASSETS	100.0%	$872,633,352

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(f)	Premiums Received	Value
Call — NextEra Energy, Inc.	$87.50	10/18/24	(252)	$(2,130,156)	$(31,644)	$(19,404)

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non-income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $26,160,980 which represents 3.0% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	All or a portion of the security is pledged in connection with written option contracts. $1,388,633 in aggregate has been pledged as collateral.
(e)	Rate quoted represents the annualized seven-day yield.
(f)	Represents number of contracts multiplied by notional contract size multiplied by the underlying price.

Sector Summary	% of Net Assets
Electric	40.5
Midstream	13.1
Railways	10.8
Communications	10.0
Gas Distribution	9.2
Airports	6.5
Marine Ports	5.8
Toll Roads	2.1
Environmental Services	1.1
Other	0.9

100.0

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options and total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock:
Thailand	$—	$16,914,378	$—	$16,914,378
Other Countries	848,200,783	—	—	848,200,783
Short-Term Investments	—	6,489,885	—	6,489,885

Total Investments in Securities(a)	$848,200,783	$23,404,263	$—	$871,605,046

Written Option Contracts	$(19,404)	$—	$—	$(19,404)

Total Derivative Liabilities(a)	$(19,404)	$—	$—	$(19,404)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the monthly average volume of the Fund’s option contracts activity for the nine months ended September 30, 2024:

Written Option Contracts
Average Notional Amount(a)(b)	$3,682,933

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.
(b)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month-end. For the period, this represents seven months for written option contracts.